Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of sensitivity test to possible changes in USD/NIS exchange rate
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	19	48	960	(48)	(19)
Other current assets	17	42	841	(42)	(17)
Accounts payable	(4)	(10)	(205)	10	4
Other payables	(33)	(83)	(1,668)	83	33
Post-employment benefit liabilities	(3)	(7)	(145)	7	3
Total income (loss)	(4)	(10)		10	4

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	45	112	2,246	(112)	(45)
Accounts payable	(20)	(49)	(979)	49	20
Other payables	(4)	(10)	(207)	10	4
Total income (loss)	21	53		(53)	(21)

Schedule of financial instruments measured at fair value
	December 31, 2022
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))			431	431

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument and warrant (see Note 19B (1))			187	187

Schedule of fair value measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

For the year ended December 31, 2022
Warrant	Black - Scholes	expected term	1.72 years
		expected volatility	117.42%
		annual risk free interest	4.47%
		dividend yield	0%

Convertible debt instrument	DLOM	expected term	0.66 years
		DLOM	37.6%

For the year ended December 31, 2021
Warrant	Black - Scholes	expected term	2.75 years
		expected volatility	125%
		annual risk free interest	0.97%
		dividend yield	0%